Derivative Instruments - Derivative Net Presentation on Consolidated Balance Sheets (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Interest Rate Derivative Asset [Member]
Derivative [Line Items]
Derivative Asset, Gross Amounts Recognized			$ 19,520
Derivative Asset, Gross Amounts Offset in the Consolidated Balance Sheets			(1,046)
Derivative Assets (Liabilities), at Fair Value, Net			18,474
Derivative Asset, Gross Amounts Recognized			(19,520)
Interest Rate Derivative Liability [Member]
Derivative [Line Items]
Derivative Assets (Liabilities), at Fair Value, Net	$ (197,000)	$ (80,645)	(405)
Derivative Liability, Gross Amounts Recognized	(197,000)	(80,645)	(413)
Derivative Liability, Gross Amounts Offset in the Consolidated Balance Sheets	0	0	8
Liquefaction Supply Derivative Asset [Member]
Derivative [Line Items]
Derivative Asset, Gross Amounts Recognized	314,000	145,000	31,770
Derivative Asset, Gross Amounts Offset in the Consolidated Balance Sheets	(13,000)	(5,000)	(10,072)
Derivative Assets (Liabilities), at Fair Value, Net	301,000	139,582	21,698
Derivative Asset, Gross Amounts Recognized	(314,000)	(145,000)	(31,770)
Liquefaction Supply Derivative Asset [Member] | Previously Reported [Member]
Derivative [Line Items]
Derivative Asset, Gross Amounts Recognized		145,135
Derivative Asset, Gross Amounts Offset in the Consolidated Balance Sheets		(5,553)
Derivative Asset, Gross Amounts Recognized		(145,135)
Liquefaction Supply Derivative Liability [Member]
Derivative [Line Items]
Derivative Assets (Liabilities), at Fair Value, Net	(86,000)	(92,000)	(21,766)
Derivative Liability, Gross Amounts Recognized	(89,000)	(98,000)	(29,996)
Derivative Liability, Gross Amounts Offset in the Consolidated Balance Sheets	3,000	6,000	8,230
Liquefaction Supply Derivative Liability [Member] | Previously Reported [Member]
Derivative [Line Items]
Derivative Assets (Liabilities), at Fair Value, Net		(92,926)
Derivative Liability, Gross Amounts Recognized		(98,625)
Derivative Liability, Gross Amounts Offset in the Consolidated Balance Sheets		5,699
Interest Rate Forward Start Derivatives [Member]
Derivative [Line Items]
Derivative Assets (Liabilities), at Fair Value, Net	(92,000)	(7,582)	$ 0
Derivative Liability, Gross Amounts Recognized	(92,000)	(7,582)
Derivative Liability, Gross Amounts Offset in the Consolidated Balance Sheets	$ 0	$ 0